Subsequent Events - Operating Lease Commitment (Details) - Subsequent event $ in Thousands	Apr. 01, 2026 USD ($) ft²
Organization and Nature of Operations
Lease space | ft²	10,927
Initial term of lease	5 years
Undiscounted base rent payments | $	$ 611